Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
C000028818
Account Value [Line Items]
Line Graph and Table Measure Name	Chesapeake Growth Fund (The)
Account Value	$ 22,242	$ 20,703	$ 18,191	$ 18,918	$ 21,887	$ 15,390	$ 14,975	$ 13,716	$ 11,354	$ 9,779	$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 31,955	$ 28,507	$ 23,240	$ 22,637	$ 22,589	$ 15,474	$ 15,341	$ 13,517	$ 11,934	$ 10,121	$ 10,000